BUSINESS OVERVIEW	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
BUSINESS OVERVIEW

NOTE 1 － BUSINESS OVERVIEW

HomesToLife Ltd (the “Company”, “HTLM” or the “HomesToLife Cayman”) was incorporated in the Cayman Islands with limited liability under the Companies Act on February 16, 2024.

The Company, through its subsidiaries, is principally engaged in the sale and distribution of leather upholstered furniture, such as, sofas, armchairs, recliners, and related accessories, with its unique design and craftmanship, throughout a network of retail stores under the brand name of “HomesToLife” in Europe, the North America, and Asia.

On May 5, 2025, the Company entered into a definitive sale and purchase agreement (the “Sale and Purchase Agreement”) with New Century International Homes Pte Ltd (“New Century”) to acquire 100% of equity interests in HTL Marketing Pte Ltd (“HTL Marketing”). Under the terms of the Sale and Purchase Agreement, in exchange for acquiring HTL Marketing, the Company issued 75,000,000 ordinary shares to New Century, par value US$0.0001 per share (the “Ordinary Shares”), which are subjected to two-year lock-up restrictions. This transaction was closed on May 19, 2025.

On May 5, 2025, HTL Marketing and certain related parties entered into a deed of global settlement involving debt restructuring under the corporate reorganization exercise. During the six months ended June 30, 2025, a net gain of $1.5 million was recorded under other income (expense) in the accompanying unaudited condensed consolidated and combined statements of operations and comprehensive income.

The Company and HTL Marketing were controlled by common shareholders prior to this acquisition. Hence, this acquisition was accounted for as common control acquisition in accordance with ASC 805-50-45-5. Under the guidance, the current corporate structure has been retroactively presented in prior periods as if such structure existed as of the beginning of the first period presented in the accompanying unaudited condensed consolidated and combined financial statements.

Description of subsidiaries incorporated and controlled by the Company, as of June 30, 2025:

Name		Background	Ownership

HomesToLife International Pte. Ltd. (“HIPL”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on February 22, 2024
	●	Issued and outstanding 20,001 ordinary shares for SGD1 and USD20,000
	●	Investment holding

HomesToLife Pte. Ltd. (“HTL SG”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on September 28, 1989
	●	Issued and outstanding 38,800,000 ordinary shares for SGD38,800,000
	●	Sale and distribution of furniture

HTL Far East Pte. Ltd. (“HTL FE”)	●	Singaporean company	100% owned by HIPL
	●	Incorporated on October 28, 2024
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

HTL Marketing Pte. Ltd. (“HTL Marketing”)	●	Singaporean company	100% owned by HTLM
	●	Incorporated on December 23, 2020
	●	Issued and outstanding 10,000 ordinary shares for USD10,000
	●	Wholesale of furniture

New Century Furniture Pte. Ltd. (“NCFTP”)	●	Singaporean company	100% owned by HTL Marketing
	●	Incorporated on October 05, 2020
	●	Issued and outstanding 1,010,000 ordinary shares for USD1,010,000
	●	Investment holding

HTL France SAS (“HTLF”)	●	French company	100% owned by NCFTP
	●	Incorporated on October 30, 2014
	●	Issued and outstanding 298,960 ordinary shares for EUR298,960
	●	Overseas sale office

HTL ANZ PTY LTD (“HTLA”)	●	Australian company	100% owned by NCFTP
	●	Incorporated on June 20, 2023
	●	Issued and outstanding 10,000 ordinary shares for AUD 10,000
	●	Overseas sale office

HTL Korea Co., Ltd. (“HTLK”)	●	Korean company	100% owned by NCFTP
	●	Incorporated on June 07, 2010
	●	Issued and outstanding 291,080 ordinary shares for KRW1,455,400,000
	●	Sale and distribution of furniture

Hwa Tat Lee Japan Co., Ltd.(“HTLJ”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on April 03, 1996
	●	Issued and outstanding 10,000 ordinary shares for JPY90,000,000
	●	Wholesale of furniture

Terasoh Co., Ltd. (“TCL”)	●	Japanese company	100% owned by NCFTP
	●	Incorporated on July 19, 1973
	●	Issued and outstanding 160,000 ordinary shares for JPY67,000,000
	●	Dormant, previously sales and manufacturing of furniture

HTL Taiwan Holding Pte. Ltd. (“HTLTW”)	●	Singaporean company	100% owned by NCFTP
	●	Incorporated on April 02, 2024
	●	Issued and outstanding 1 ordinary shares for SGD1
	●	Investment holding

HTL (UK) Limited (“HTLUK”)	●	British company	100% owned by NCFTP
	●	Incorporated on October 05, 2000
	●	Issued and outstanding 3,050,000 ordinary shares for GBP3,050,000
	●	Overseas sale office

The Company and its subsidiaries are hereinafter referred to as (the “Company”).